LONG-TERM DEBT - Amounts Outstanding (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Outstanding	$ 46,928	$ 48,172
Current portion of long-term debt	(1,545)	(2,955)
Unamortized debt discount and issue costs	(251)	(252)
Fair value adjustments	115	11
Noncurrent portion of long-term debt	45,247	44,976
Fair value adjustments of interest rate hedge	17	139
Fair value hedging adjustments, discontinued hedges	39	41
Columbia
Debt Instrument [Line Items]
Fair value adjustments of interest rate hedge	93	109
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding	29,123	30,126
NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding	462	551
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Debt Instrument [Line Items]
Outstanding	395	150
Medium Term Notes | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding	$ 14,241	$ 13,141
Interest rate	4.80%	4.70%	4.80%	4.70%
Senior Unsecured Notes | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding	$ 14,882	$ 16,985	$ 10,850	$ 11,792
Interest rate	5.50%	5.50%	5.50%	5.50%
Senior Unsecured Notes | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Outstanding	$ 8,915	$ 9,362	$ 6,500
Interest rate	6.20%	6.00%	6.20%	6.00%
Senior Unsecured Notes | COLUMBIA PIPELINES HOLDING COMPANY LLC
Debt Instrument [Line Items]
Outstanding	$ 3,634	$ 2,737	$ 2,650	$ 1,900
Interest rate	5.70%	5.90%	5.70%	5.90%
Senior Unsecured Notes | ANR PIPELINE COMPANY
Debt Instrument [Line Items]
Outstanding	$ 2,249	$ 1,509	$ 1,640	$ 1,047
Interest rate	4.30%	3.70%	4.30%	3.70%
Senior Unsecured Notes | TC PIPELINES, LP
Debt Instrument [Line Items]
Outstanding	$ 686	$ 1,224	$ 500	$ 850
Interest rate	4.00%	4.20%	4.00%	4.20%
Senior Unsecured Notes | GAS TRANSMISSION NORTHWEST LLC
Debt Instrument [Line Items]
Outstanding	$ 514	$ 540	$ 375	$ 375
Interest rate	4.40%	4.40%	4.40%	4.40%
Senior Unsecured Notes | GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Debt Instrument [Line Items]
Outstanding	$ 114	$ 150	$ 83	$ 104
Interest rate	7.60%	7.60%	7.60%	7.60%
Medium-Term Notes, Maturity between 2026 and 2030 | NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding	$ 417	$ 504
Interest rate	7.10%	7.40%	7.10%	7.40%
Medium-Term Notes, Maturity Date of 2026 | NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding	$ 45	$ 47	$ 33	$ 33
Interest rate	7.50%	7.50%	7.50%	7.50%
Senior Unsecured Term Loan | GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Debt Instrument [Line Items]
Outstanding	$ 281	$ 0	$ 205
Interest rate	5.00%	0.00%	5.00%	0.00%
Senior Unsecured Term Loan | TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
Debt Instrument [Line Items]
Outstanding	$ 950	$ 1,973	$ 693	$ 1,370
Interest rate	6.30%	7.20%	6.30%	7.20%